Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Accrued Liabilities
Accrued payroll and benefits	$ 187.8	$ 180.2
Accrued fees and taxes	126.5	125.6
Insurance reserves, current portion	127.7	118.6	$ 136.6
Ceded insurance reserves, current portion	12.5	12.4
Accrued dividends	103.7	98.7
Current tax liabilities	0.5	16.3
Fuel hedge liabilities	41.0	35.3
Accrued professional fees and legal settlement reserves	44.2	61.2
Withdrawal liability - Central States Pension and Other Funds	0.0	15.9
Other	72.7	86.5
Total	716.6	750.7
Other Long-Term Liabilities
Deferred compensation plan	83.3	76.3
Pension and other post-retirement liabilities	12.1	11.0
Legal settlement reserves	24.7	10.8
Ceded insurance reserves	44.0	48.4
Withdrawal liability - Central States Pension and Other Funds	6.1	139.6
Contingent consideration and acquisition holdbacks	78.0	0.0
Other	61.1	58.8
Total	$ 309.3	$ 344.9